Investments in subsidiaries (Subsidiaries acquired from asset acquisitions) (Detail)	12 Months Ended
Dec. 31, 2021 CNY (¥)
Shangrao Hongyuan Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 397,800,000
Business nature and scope of operations	Construction, operation and management of photovoltaic power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Poyang Luohong Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 780,000,000
Business nature and scope of operations	Investment, construction, operation and management of photovoltaic power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Shuozhou Taizhong Wind Power Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 362,703,300
Business nature and scope of operations	Investment, construction, operation and management of wind power projects
Percentage of equity interest held, Interest	99.46%
Percentage of equity interest held, Voting	99.46%
Wuzhai Taizhong New Energy Wind Power Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 518,147,600
Business nature and scope of operations	Investment, construction, operation and management of wind power projects
Percentage of equity interest held, Interest	99.62%
Percentage of equity interest held, Voting	99.62%
Xvheng New Energy [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 549,530,000
Business nature and scope of operations	Construction, operation and management of photovoltaic power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Yingheng Clean Energy [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,100,000,000
Business nature and scope of operations	Construction, operation and management of photovoltaic power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Ruicheng Yaosheng Power Development Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 405,880,000
Business nature and scope of operations	Development, construction, management and operation of solar power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Ruicheng Ningsheng New Energy Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 207,699,000
Business nature and scope of operations	Development, construction, management and operation of solar power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Fanshi Nengyu Wind Power Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 512,123,000
Business nature and scope of operations	Development, construction, management and operation of wind power projects, and wind power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Dalian Chuanbo Haizhuang New Energy Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Development, construction, management and operation of wind power projects, wind power generation
Percentage of equity interest held, Interest	86.01%
Percentage of equity interest held, Voting	100.00%
Henan Juhe New Energy Technology Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 111,900,000
Business nature and scope of operations	Technology promotion and application service industry
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Xincai Juhe Wind Power Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 111,600,000
Business nature and scope of operations	Development, construction, management and operation of wind power projects, and wind power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Nanchang Tongshang New Energy Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 110,000,000
Business nature and scope of operations	New energy and energy-saving technology promotion, construction of solar and wind power projects, electronic product and mechanical equipment installation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Dashiqiao Baoneng Wind Power Generation Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,000,000
Business nature and scope of operations	Development, construction, management and operation of wind power projects, and wind power generation and sale
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Dashiqiao Hongjing Wind Power Generation Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 100,000
Business nature and scope of operations	Development, construction, management and operation of wind power projects, and wind power generation and sale
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Dashiqiao Guancheng New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,000,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Dashiqiao Xintai New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Wind power generation, new energy technology promotion service
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Dandong Kangyi Power Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,000,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Hengfeng Jingluo Power Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 98,000,000
Business nature and scope of operations	Development, construction, management and operation of solar power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Loudi) New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held directly
Registered capital	¥ 1,000,000
Business nature and scope of operations	Wind power generation, new energy technology promotion service
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Fengcheng New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,320,000,000
Business nature and scope of operations	Wind power generation, new energy technology promotion service
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huanggang Huangmei Xiaochi Jingsheng Power Generation Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 164,920,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huanggang Huangmei Xiaochi Yuyang New Energy Development Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 164,920,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huanghua Yongyao New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 20,000,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huanghua Younaite Guangmei New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 20,000,000
Business nature and scope of operations	Development and operation of new energy power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Weixian Zeen Vegetable Planting Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 6,000,000
Business nature and scope of operations	Vegetable planting and sale, agricultural marketing sales and development, construction, management and operation of solar power projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Yingkou Changhao New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,000,000
Business nature and scope of operations	New energy and energy-saving technology promotion, construction of solar and wind power projects, electronic product and mechanical equipment installation
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Yingkou Shangdian New Energy Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 1,000,000
Business nature and scope of operations	Electric power production and sale
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Hangzhou Hengyang Power Co., Ltd. (Hangzhou Hengyang) [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 461,800,000
Business nature and scope of operations	Development, construction, management and operation of solar power projects
Percentage of equity interest held, Interest	49.00%
Percentage of equity interest held, Voting	100.00%
Xishui Hengtai Power Co., Ltd. ("Hengtai Power") [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	Held indirectly
Registered capital	¥ 226,282,000
Business nature and scope of operations	Development, construction, management and operation of solar power projects
Percentage of equity interest held, Interest	49.00%
Percentage of equity interest held, Voting	100.00%